RESTRUCTURING AND INTEGRATION COSTS	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
RESTRUCTURING AND INTEGRATION COSTS
RESTRUCTURING AND INTEGRATION COSTS
In connection with the Salix Acquisition and other acquisitions, the Company implemented cost-rationalization and integration initiatives to capture operating synergies and generate cost savings. These measures included: (i) workforce reductions company-wide and other organizational changes, (ii) closing of duplicative facilities and other site rationalization actions company-wide, including research and development facilities, sales offices and corporate facilities, (iii) leveraging research and development spend and (iv) procurement savings.
Salix Acquisition-Related Cost-Rationalization and Integration Initiatives
Cost-rationalization and integration initiatives relating to the Salix Acquisition were substantially completed by mid-2016. Total costs incurred primarily include: employee termination costs payable to approximately 475 employees of the Company and Salix who have been terminated as a result of the Salix Acquisition; costs to consolidate or close facilities and relocate employees; and contract termination and lease cancellation costs. Since the acquisition date, total costs of $274 million have been incurred through December 31, 2017, including: (i) $153 million of integration expenses, (ii) $106 million of restructuring expenses and (iii) $15 million of acquisition-related costs.
Salix Restructuring Costs
Salix restructuring costs incurred were $7 million, $7 million and $92 million, and payments were $13 million, $34 million and $58 million in 2017, 2016 and 2015, respectively. The remaining liability associated with these activities as of December 31, 2017 was $3 million.
Salix Integration Costs
Salix integration costs were $0, $43 million and $110 million, and payments were $1 million, $25 million and $100 million in 2017, 2016 and 2015, respectively. The remaining liability associated with these activities as of December 31, 2017 was $6 million.
Other Restructuring and Integration-Related Costs (Excluding Salix)
During 2017, in addition to the Salix restructuring and integration costs, the Company incurred $45 million of other restructuring and integration-related costs. These costs included: (i) $16 million of integration consulting, transition service, and other costs, (ii) $16 million of severance costs and (iii) $13 million of facility closure costs. The Company made payments of $71 million during 2017 (in addition to the payments related to Salix). The remaining liability associated with these activities as of December 31, 2017 was $29 million.
During 2016, in addition to the Salix restructuring and integration costs, the Company incurred $82 million of other restructuring and integration costs. These costs included: (i) $48 million of integration consulting, duplicate labor, transition service, and other costs, (ii) $24 million of severance costs, (iii) $9 million of facility closure costs and (iv) $1 million of other costs. These costs primarily related to integration and restructuring costs for other smaller acquisitions. The Company made payments of $62 million during 2016 (in addition to the payments related to Salix).
During 2015, in addition to the Salix restructuring and integration costs, the Company incurred $160 million of other restructuring and integration costs. These costs included: (i) $103 million of integration consulting, duplicate labor, transition service, and other costs, (ii) $47 million of severance costs, (iii) $9 million of facility closure costs and (iv) $1 million of other costs. These costs primarily related to integration and restructuring costs for the acquisition of certain assets of Dendreon Corporation and other smaller acquisitions. The Company made payments of $179 million during 2015 (in addition to the payments related to Salix).
The Company continues to evaluate opportunities to improve its operating results and may initiate additional cost savings programs to streamline its operations and eliminate redundant processes and expenses. The expenses associated with the implementation of these cost savings programs could be material and may include, but are not limited to, expenses associated with: (i) reducing headcount, (ii) eliminating real estate costs associated with unused or under-utilized facilities and (iii) implementing contribution margin improvement and other cost reduction initiatives.